Note 16 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Operating profit	$ 9,988	$ 27,695	$ 22,715	$ 39,981
Unrealised foreign exchange gains (Note11)			(5,201)	(25,447)
Cash-settled share-based expense (Note 10)			946	370
Cash-settled share-based expense included in production costs (Note 6)			191	70
Settlement of cash-settled share-based payments				(1,280)
Depreciation			2,314	2,100
Impairment of property, plant and equipment			59	144
Profit on sale of subsidiary				(5,409)
Site restoration				10
Cash generated by operations before working capital changes			21,172	10,863
Inventories			(1,292)	(302)
Prepayments			744	(529)
Trade and other receivables			(2,595)	23
Trade and other payables			(1,657)	(938)
Cash generated by operations	$ 5,413	$ 2,484	16,371	9,117
Gold hedge [member]
Statement Line Items [Line Items]
Gold hedge - unrealised cash portion (Note 15)			102	324
Gold ETF [member]
Statement Line Items [Line Items]
Gold ETF - non-cash fair value losses loss (Note15)			$ 46